Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning balance | shares	564,876	564,876
Number of options, Granted | shares	15,416	15,416
Number of options, Exercised | shares	(1,536)	(1,536)
Number of options, Forfeited/Cancelled | shares	(36,257)	(36,257)
Number of options, Outstanding, Ending balance | shares	542,499	542,499		564,876
Number of options, Vested and expected to vest, Ending balance | shares	528,958
Number of options, Exercisable, Ending balance | shares	243,946
Weighted average exercise price, Outstanding, Beginning balance	$ 43.96
Weighted average exercise price, Granted	28.91
Weighted average exercise price, Exercised	26.75
Weighted average exercise price, Forfeited	74.43
Weighted average exercise price, Outstanding, Ending balance	41.55		$ 43.96
Weighted average exercise price, Vested and expected to vest	41.56
Weighted average exercise price, Exercisable	46.39
Weighted average grant date fair value, Outstanding, Beginning balance	21.45
Weighted average grant date fair value, Outstanding, Granted	16.89		19.82		$ 23
Weighted average fair value per option exercised	21.32
Weighted average grant date fair value, Outstanding, Forfeited/Cancelled	24.79
Weighted average grant date fair value, Outstanding, Ending balance	19.33		$ 21.45
Weighted average grant date fair value, Vested or expected to vest	19.54
Weighted average grant date fair value, Exercisable	$ 24.13
Weighted average remaining contractual term	7 years 7 months 2 days	7 years 7 months 2 days		8 years 5 months 23 days
Weighted average remaining contractual term , Granted	9 years 1 month 24 days	9 years 1 month 24 days
Weighted average remaining contractual term, Exercised	8 years 6 months	8 years 6 months
Weighted average remaining contractual term, Vested and expected to vest	7 years 6 months 29 days	7 years 6 months 29 days
Weighted average remaining contractual term, Exercisable	6 years 11 months 15 days	6 years 11 months 15 days
Aggregate intrinsic value of share options, Outstanding | $	$ 258		$ 587
Aggregate intrinsic value of share options, Granted	$ 55
Aggregate intrinsic value of options, Exercised	$ 6	¥ 40		¥ 470		¥ 27,950
Aggregate intrinsic value of share options, Vested and expected to vest | $	254
Aggregate intrinsic value of share options, Exercisable | $	$ 165